Equitable Financial Life Insurance Company

Supplement dated September 2, 2022 to the current variable annuity prospectuses for:

•	Retirement Cornerstone® Series
•	Retirement Cornerstone® Series 11.0

This Supplement updates certain information in the Appendix listing available Portfolio Companies in the most recent prospectuses, initial summary prospectuses and updating summary prospectuses for variable annuity contracts and in any supplements to those prospectuses, initial summary prospectuses and updating summary prospectuses (collectively, the “Prospectuses”). Unless otherwise indicated, all other information included in your prospectus remains unchanged. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain Portfolio substitutions. As is applicable to your contract, please note the following:

(1)	Substitution of Underlying Portfolio Shares

On or about November 11, 2022 (the “Substitution Date”), pursuant to the terms of your variable annuity contract and consistent with the terms and conditions of the U.S. Securities and Exchange Commission’s statement on insurance product fund substitutions, shares of the Replacement Portfolios listed in the table below will be substituted for shares of the corresponding Removed Portfolios listed opposite their names at relative net asset value. Each of the Removed Portfolios currently serves as an underlying Portfolio for a variable investment option. At the time of the substitution, each impacted variable investment option will change its name to correspond to the Replacement Portfolio name. We will automatically direct any contributions, allocation elections, rebalancing or other transaction made using the old variable investment option name to the applicable new variable investment option name. Until each substitution occurs, the variable investment option that invests in the underlying portfolio being substituted will be available for investment. You may continue to transfer your account value among the investment options prior to the substitution, as usual, including choosing to transfer your account value in an impacted variable investment option to other investment options under your contract. Once each substitution occurs, the variable investment option that invests in the underlying portfolio that was substituted will no longer be available for investment and the remaining account value in the Removed Portfolio will be transferred to the Replacement Portfolio. You are permitted to make transfers out of each Removed Portfolio to one or more other Portfolios.

Note: We will not exercise any rights reserved by us under the contract to impose additional restrictions on transfers until at least 30 days after the Substitution Date, and any transfers out of a Replacement Portfolio during the 30-day period following the Substitution Date will not count against any limited number of transfers or a limited number of transfers permitted without a transfer charge, as applicable. Please contact the customer service center referenced in your Prospectus for more information about your variable investment options and for information on how to transfer your account value.

The Removed Portfolios (current underlying Portfolios) and corresponding Replacement Portfolios (new underlying Portfolios) are:

Removed Portfolio		Replacement Portfolio
7Twelve Balanced Portfolio	will be substituted for:	EQ/All Asset Growth Allocation Portfolio†
American Century VP Large Company Value Fund	will be substituted for:	EQ/Large Cap Value Index Portfolio
Delaware Ivy VIP Global Equity Income	will be substituted for:	EQ/Franklin Rising Dividends Portfolio
Delaware Ivy VIP Natural Resources	will be substituted for:	1290 VT Natural Resources Portfolio
Delaware Ivy VIP Small Cap Growth	will be substituted for:	EQ/AB Small Cap Growth Portfolio
Franklin Mutual Shares VIP Fund	will be substituted for:	EQ/JPMorgan Value Opportunities Portfolio
Guggenheim VIF Multi-Hedge Strategies Fund	will be substituted for:	1290 VT Multi-Alternative Strategies Portfolio
Invesco V.I. American Franchise Fund	will be substituted for:	EQ/Large Cap Growth Index Portfolio
Lord Abbett Series Fund Growth Opportunities Portfolio	will be substituted for:	EQ/Janus Enterprise Portfolio
Templeton Foreign VIP Fund	will be substituted for:	EQ/International Equity Index Portfolio
Templeton Growth VIP Fund	will be substituted for:	1290 VT SmartBeta Equity ESG Portfolio

†    EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” in the prospectus for more information regarding volatility management.

RC 1, RC 11/Inforce/Mailing	Catalog No. 164731
IM-83-22(8/22)	#586333

For some period of time after each substitution occurs, you may still receive correspondence or documents using the corresponding substituted fund name.

Note: You will not bear any of the expenses related to the substitutions, and the substitution will have no tax consequences for you.

(2)	New Variable Investment Options

On or about November 11, 2022, pursuant to the terms of your variable annuity contract and consistent with the terms and conditions of the U.S. Securities and Exchange Commission’s statement on insurance product fund substitutions, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products:

•	1290 VT Multi-Alternative Strategies

Therefore, the following information has been added to the “Portfolio Companies available under the contract” in the Prospectus:

Affiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2021)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Specialty	1290 VT Multi-Alternative Strategies — EIMG	1.59%^	3.09%	—	—

^	This Portfolio’s annual expenses reflect temporary fee reductions.

(3)

New Investment options (Portfolio fees and expenses) “Maximum”, Annual Portfolio Expenses and Appendix: Hypothetical illustrations for Retirement Cornerstone® Series and Retirement Cornerstone® Series 11.0 Contracts Only

A.

Investment options (Portfolio fees and expenses) and Investment options (Portfolio fees and expenses) and Annual Portfolio Expenses for Retirement Cornerstone® Series and Retirement Cornerstone® Series 11.0

(i)

The chart in “Ongoing Fees and Expenses (annual charges)” under “ Important information you should consider about the contract”, the “Investment options (Portfolio fees and expenses) Maximum” is deleted in its entirety and replaced with 2.57%.

(ii)	The “Annual Portfolio Expenses” in the Prospectuses below are replaced in their entirety with the following:

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)(*)	0.56%	2.57%
Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)(*)	0.55%	2.05%

(*)

“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2023 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2023. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

B.	Appendix: Hypothetical illustrations for Retirement Cornerstone® Series and Retirement Cornerstone® Series 11.0 contracts

(i)	The “Appendix: Hypothetical illustrations” for Retirement Cornerstone® Series contracts in the Prospectus below are replaced in their entirety with the following:

Appendix: Hypothetical illustrations

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account values (Non-Guaranteed benefit account value and Guaranteed benefit account value), cash value and the values of the “Greater of” death benefit, the Guaranteed income benefit (“GIB”), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone® Series contracts (Series B, Series L, Series CP® and Series C). The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the tables illustrate that $60,000 is allocated to the Guaranteed benefit variable investment options, and $40,000 is allocated to the Non-Guaranteed benefit variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.18)% and 3.82% for the Series B Guaranteed benefit variable investment options and (2.38)% and 3.62% for the Series B Non-Guaranteed benefit variable investment options; (2.53)% and 3.47% for the Series L Guaranteed benefit variable investment options and 2.73)% and 3.27% for the Series L Non-Guaranteed benefit variable investment options; (2.43)% and 3.57% for the Series CP® Guaranteed benefit variable investment options and (2.63)% and 3.37% for the Series CP® Non-Guaranteed benefit variable investment options; (2.58)% and 3.42% for the Series C Guaranteed benefit variable investment options and (2.78)% and 3.22% for the Series C Non-Guaranteed benefit variable investment options at the 0% and 6% gross annual rates, respectively.

These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Guaranteed benefit account value annually for the “Greater of” death benefit and GIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the “Greater of” death benefit and GIB and any applicable administrative charge and withdrawal charge.

The values shown under “Next Year’s Annual withdrawal amount” for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the “Greater of” death benefit base or GIB benefit base. A “0” under the Guaranteed benefit account value column at age 95 indicates that the “Greater of” death benefit has terminated due to insufficient account value. However, the Lifetime GIB payments under the GIB have begun, and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.3% for the Guaranteed benefit variable investment options (for each Series) and of 0.56% for the Non-Guaranteed benefit variable investment options (for each Series), (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.34% for the Guaranteed benefit variable investment options (for each Series) and 0.27% for the Non-Guaranteed benefit variable investment options (for each Series) and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Guaranteed benefit variable investment options (for each Series) and 0.24% for the Non-Guaranteed benefit variable investment options (for each Series). These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Guaranteed benefit variable investment options and Non-Guaranteed benefit variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED BENEFITS

Variable Deferred Annuity

Retirement Cornerstone® - Series B

$100,000 single contribution and no withdrawals

Male, issue age 65

Benefits:

“Greater of” death benefit

Guaranteed income benefit

								Protect		Guarantee

Age	Contract Year	Non-Guaranteed Benefit Account Value		Guaranteed Benefit Account Value		Cash Value(+)		“Greater of” Death Benefit		GIB Benefit Base		Next Year’s Annual withdrawal amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%		6%
65	0	40,000	40,000	60,000	60,000	93,000	93,000	60,000	60,000	60,000	60,000		0		0
66	1	39,048	41,448	57,569	61,169	89,617	95,617	62,400	62,400	62,400	62,400		2,496		2,496
67	2	38,119	42,948	55,146	62,337	86,264	98,286	64,896	64,896	64,896	64,896		2,596		2,596
68	3	37,211	44,503	52,729	63,504	83,940	102,007	67,492	67,492	67,492	67,492		2,700		2,700
69	4	36,326	46,114	50,316	64,666	80,642	104,780	70,192	70,192	70,192	70,192		2,808		2,808
70	5	35,461	47,783	47,905	65,822	78,366	108,606	72,999	72,999	72,999	72,999		2,920		2,920
71	6	34,617	49,513	45,494	66,970	77,111	113,484	75,919	75,919	75,919	75,919		3,037		3,037
72	7	33,793	51,306	43,081	68,107	75,874	118,413	78,956	78,956	78,956	78,956		3,158		3,158
73	8	32,989	53,163	40,664	69,231	73,653	122,394	82,114	82,114	82,114	82,114		3,285		3,285
74	9	32,204	55,087	38,240	70,338	70,444	125,426	85,399	85,399	85,399	85,399		3,416		3,416
75	10	31,438	57,082	35,808	71,427	67,245	128,508	88,815	88,815	88,815	88,815		3,553		3,553
80	15	27,870	68,189	23,435	76,461	51,306	144,649	108,057	108,057	108,057	108,057		4,322		4,322
85	20	24,678	81,458	10,483	80,433	35,161	161,890	131,467	131,467	131,467	131,467		5,259		5,259
90	25	21,874	97,308	0	83,456	21,874	180,764	0	131,467	0	159,950	*$	7,690		6,398
95	30	19,389	116,243	0	85,549	19,389	201,792	0	131,467	0	194,604		7,690	**$	11,676
(+)	The cash Values shown are equal to the Total account value, less any applicable withdrawal changes.
*	Payments of $7,690 will continue as lifetime payments
**	Payments of at least $11,676 will continue as lifetime payments

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and Guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED BENEFITS

Variable Deferred Annuity

Retirement Cornerstone® - Series L

$100,000 single contribution and no withdrawals

Male, issue age 65

Benefits:

“Greater of” death benefit

Guaranteed income benefit

								Protect		Guarantee

Age	Contract Year	Non-Guaranteed Benefit Account Value		Guaranteed Benefit Account Value		Cash Value(+)		“Greater of” Death Benefit		GIB Benefit Base		Next Year’s Annual withdrawal amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%		6%
65	0	40,000	40,000	60,000	60,000	92,000	92,000	60,000	60,000	60,000	60,000		0		0
66	1	38,908	41,308	57,359	60,959	88,267	94,267	62,400	62,400	62,400	62,400		2,496		2,496
67	2	37,846	42,659	54,739	61,906	85,585	97,565	64,896	64,896	64,896	64,896		2,596		2,596
68	3	36,813	44,054	52,140	62,839	82,952	100,893	67,492	67,492	67,492	67,492		2,700		2,700
69	4	35,808	45,494	49,557	63,756	80,365	104,251	70,192	70,192	70,192	70,192		2,808		2,808
70	5	34,830	46,982	46,989	64,655	81,819	111,637	72,999	72,999	72,999	72,999		2,920		2,920
71	6	33,879	48,518	44,434	65,532	78,313	114,050	75,919	75,919	75,919	75,919		3,037		3,037
72	7	32,954	50,105	41,889	66,384	74,843	116,489	78,956	78,956	78,956	78,956		3,158		3,158
73	8	32,055	51,743	39,351	67,210	71,405	118,953	82,114	82,114	82,114	82,114		3,285		3,285
74	9	31,180	53,435	36,818	68,005	67,998	121,440	85,399	85,399	85,399	85,399		3,416		3,416
75	10	30,328	55,183	34,288	68,766	64,616	123,949	88,815	88,815	88,815	88,815		3,553		3,553
80	15	26,378	64,815	21,586	71,928	47,965	136,742	108,057	108,057	108,057	108,057		4,322		4,322
85	20	22,965	76,128	8,554	73,592	31,519	149,719	131,467	131,467	131,467	131,467		5,259		5,259
90	25	19,993	89,416	0	73,811	19,993	163,227	0	131,467	0	159,950	*$	7,690		6,398
95	30	17,405	105,023	0	72,528	17,405	177,551	0	131,467	0	194,604		7,690	**$	11,676
(+)	The cash Values shown are equal to the Total account value, less any applicable withdrawal changes.
*	Payments of $7,690 will continue as lifetime payments
**	Payments of at least $11,676 will continue as lifetime payments

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and Guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED BENEFITS

Variable Deferred Annuity

Retirement Cornerstone - Series CP®

$100,000 single contribution and no withdrawals

Male, issue age 65

Benefits:

“Greater of” death benefit

Guaranteed income benefit

								Protect		Guarantee

Age	Contract Year	Non-Guaranteed Benefit Account Value		Guaranteed Benefit Account Value		Cash Value(+)		“Greater of” Death Benefit		GIB Benefit Base		Next Year’s Annual withdrawal amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%		6%
65	0	41,600	41,600	62,400	62,400	96,000	96,000	60,000	60,000	60,000	60,000		0		0
66	1	40,506	43,002	59,760	63,495	92,266	98,497	62,400	63,485	62,400	62,400		2,496		2,496
67	2	39,441	44,451	57,140	64,593	88,581	101,044	64,896	64,896	64,896	64,896		2,596		2,596
68	3	38,403	45,949	54,537	65,684	85,940	104,634	67,492	67,492	67,492	67,492		2,700		2,700
69	4	37,393	47,498	51,948	66,766	83,341	108,264	70,192	70,192	70,192	70,192		2,808		2,808
70	5	36,410	49,098	49,372	67,836	80,782	111,934	72,999	72,999	72,999	72,999		2,920		2,920
71	6	35,452	50,753	46,806	68,891	78,258	115,644	75,919	75,919	75,919	75,919		3,037		3,037
72	7	34,520	52,463	44,247	69,929	75,767	119,392	78,956	78,956	78,956	78,956		3,158		3,158
73	8	33,612	54,231	41,694	70,947	73,306	123,179	82,114	82,114	82,114	82,114		3,285		3,285
74	9	32,728	56,059	39,143	71,943	70,871	127,002	85,399	85,399	85,399	85,399		3,416		3,416
75	10	31,867	57,948	36,594	72,913	68,461	130,861	88,815	88,815	88,815	88,815		3,553		3,553
80	15	27,891	68,393	23,764	77,246	51,655	145,638	108,057	108,057	108,057	108,057		4,322		4,322
85	20	24,382	80,720	10,557	80,320	34,938	161,040	131,467	131,467	131,467	131,467		5,259		5,259
90	25	21,336	95,270	0	82,225	21,336	177,495	0	131,467	0	159,950	*$	7,690		6,398
95	30	18,670	112,442	0	82,950	18,670	195,392	0	131,467	0	194,604		7,690	**$	11,676
(+)	The cash Values shown are equal to the Total account value, less any applicable withdrawal changes.
*	Payments of $7,690 will continue as lifetime payments
**	Payments of at least $11,676 will continue as lifetime payments

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and Guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED BENEFITS

Variable Deferred Annuity

Retirement Cornerstone® - Series C

$100,000 single contribution and no withdrawals

Male, issue age 65

Benefits:

“Greater of” death benefit

Guaranteed income benefit

								Protect		Guarantee

Age	Contract Year	Non-Guaranteed Benefit Account Value		Guaranteed Benefit Account Value		Cash Value(+)		“Greater of” Death Benefit		GIB Benefit Base		Next Year’s Annual withdrawal amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%		6%
65	0	40,000	40,000	60,000	60,000	100,000	100,000	60,000	60,000	60,000	60,000		0		0
66	1	38,888	41,288	57,329	60,929	96,217	102,217	62,400	62,400	62,400	62,400		2,496		2,496
67	2	37,807	42,617	54,682	61,844	92,489	104,462	64,896	64,896	64,896	64,896		2,596		2,596
68	3	36,756	43,990	52,056	62,745	88,812	106,734	67,492	67,492	67,492	67,492		2,700		2,700
69	4	35,734	45,406	49,449	63,627	85,184	109,033	70,192	70,192	70,192	70,192		2,808		2,808
70	5	34,741	46,868	46,860	64,489	81,600	111,357	72,999	72,999	72,999	72,999		2,920		2,920
71	6	33,775	48,377	44,284	65,328	78,059	113,706	75,919	75,919	75,919	75,919		3,037		3,037
72	7	32,836	49,935	41,720	66,141	74,556	116,076	78,956	78,956	78,956	78,956		3,158		3,158
73	8	31,923	51,543	39,166	66,925	71,089	118,468	82,114	82,114	82,114	82,114		3,285		3,285
74	9	31,036	53,203	36,618	67,677	67,654	120,880	85,399	85,399	85,399	85,399		3,416		3,416
75	10	30,173	54,916	34,075	68,393	64,248	123,309	88,815	88,815	88,815	88,815		3,553		3,553
80	15	26,176	64,345	21,330	71,298	47,506	135,644	108,057	108,057	108,057	108,057		4,322		4,322
85	20	22,730	75,394	8,290	72,652	31,020	148,047	131,467	131,467	131,467	131,467		5,259		5,259
90	25	19,737	88,340	0	72,503	19,737	160,843	0	131,467	0	159,950	*$	7,690		6,398
95	30	17,138	103,508	0	70,783	17,138	174,292	0	131,467	0	194,604		7,690	**$	11,676
(+)	The cash Values shown are equal to the Total account value, less any applicable withdrawal changes.
*	Payments of $7,690 will continue as lifetime payments
**	Payments of at least $11,676 will continue as lifetime payments

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and Guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

(ii)	The “Example and Appendix: Hypothetical illustrations” for Retirement Cornerstone® Series 11.0 contracts in the Prospectus below are replaced in their entirety with the following:

Appendix: Hypothetical illustrations

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account values (Investment Performance account value and Protection with Investment Performance account value), cash value and the values of the “Greater of” death benefit, the Guaranteed income benefit (“GIB”), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone® Series contracts (Series B, Series L, Series CP®, Series C, and Series ADV). The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the tables illustrate that $60,000 is allocated to the Protection with Investment Performance variable investment options, and $40,000 is allocated to the Investment Performance variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.18)% and 3.82% for the Series B Protection with Investment Performance variable investment options and (2.37)% and 3.63% for the Series B Investment Performance variable investment options; (2.53)% and 3.47% for the Series L Protection with Investment Performance variable investment options and (2.72)% and 3.28% for the Series L Investment Performance variable investment options; (2.43)% and 3.57% for the Series CP® Protection with Investment Performance variable investment options and (2.62)% and 3.38% for the Series CP® Investment Performance variable investment options; (2.58)% and 3.42% for the Series C Protection with Investment Performance variable investment options and (2.77)% and 3.23% for the Series C Investment Performance variable investment options ; (1.53)% and 4.47 for the Series ADV Protection with Investment Performance variable investment options and (1.72)% and 4.28% for the Series ADV Investment Performance variable investment options at the 0% and 6% gross annual rates, respectively.

These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Protection with Investment Performance account value annually for the “Greater of” death benefit and GIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the “Greater of” death benefit charge, the GIB charge, any applicable administrative charge and withdrawal charge. Please note that charges for the “Greater of” death benefit and GIB are always deducted from the Protection with Investment Performance account value.

The values shown under “Next Year’s Annual withdrawal amount” for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the “Greater of” death benefit base or GIB benefit base. A “0” under the Protection with Investment Performance account value column at age 95 indicates that the “Greater of” death benefit has terminated due to insufficient account value. However, the Lifetime GIB payments under the GIB have begun, and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.3% for the Protection with Investment Performance variable investment options (for each Series) and of 0.56% for the Investment Performance variable investment options (for each Series), (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.34% for the Protection with Investment Performance variable investment options (for each Series) and 0.26% for the Investment Performance variable investment options (for each Series) and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Protection with Investment Performance variable investment options (for each Series) and 0.25% for the Investment Performance variable investment options (for each Series). These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Protection with Investment Performance variable investment options and Investment Performance variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED BENEFITS

Variable Deferred Annuity

Retirement Cornerstone® - Series B

$100,000 single contribution and no withdrawals

Male, issue age 65

Benefits:

“Greater of” death benefit

Guaranteed income benefit

								Protect		Guarantee

Age	Contract Year	Investment Performance account value		Protection With Investment Performance account value		Cash Value (+)		“Greater of” death benefit		GIB benefit base		Next Year’s Annual withdrawal amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%		6%
65	0	40,000	40,000	60,000	60,000	93,000	93,000	60,000	60,000	60,000	60,000		0		0
66	1	39,052	41,452	57,506	61,106	89,558	95,558	62,400	62,400	62,400	62,400		2,496		2,496
67	2	38,126	42,957	55,020	62,208	86,146	98,164	64,896	64,896	64,896	64,896		2,596		2,596
68	3	37,223	44,516	52,538	63,302	83,761	101,818	67,492	67,492	67,492	67,492		2,700		2,700
69	4	36,341	46,132	50,059	64,386	80,400	104,518	70,192	70,192	70,192	70,192		2,808		2,808
70	5	35,479	47,807	47,581	65,459	78,060	108,265	72,999	72,999	72,999	72,999		2,920		2,920
71	6	34,639	49,542	45,101	66,517	76,740	113,059	75,919	75,919	75,919	75,919		3,037		3,037
72	7	33,818	51,340	42,618	67,558	75,435	117,898	78,956	78,956	78,956	78,956		3,158		3,158
73	8	33,016	53,204	40,128	68,578	73,145	121,782	82,114	82,114	82,114	82,114		3,285		3,285
74	9	32,234	55,135	37,631	69,575	69,865	124,710	85,399	85,399	85,399	85,399		3,416		3,416
75	10	31,470	57,137	35,123	70,545	66,593	127,682	88,815	88,815	88,815	88,815		3,553		3,553
80	15	27,913	68,288	22,342	74,859	50,256	143,147	108,057	108,057	108,057	108,057		4,322		4,322
85	20	24,729	81,615	8,920	77,846	33,649	159,461	131,467	131,467	131,467	131,467		5,259		5,259
90	25	21,931	97,543	0	79,583	21,931	177,126	0	131,467	0	159,950	*$	7,690		6,398
95	30	19,449	116,580	0	80,038	19,449	196,618	0	131,467	0	194,604		7,690	**$	11,676
(+)	The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*	Payments of $7,690 will continue as lifetime payments
**	Payments of at least $11,676 will continue as lifetime payments

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The Protection With Investment Performance Account Value, Investment Performance Account Value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED BENEFITS

Variable Deferred Annuity

Retirement Cornerstone® - Series L

$100,000 single contribution and no withdrawals

Male, issue age 65

Benefits:

“Greater of” death benefit

Guaranteed income benefit

								Protect		Guarantee

Age	Contract Year	Investment Performance account value		Protection With Investment Performance account value		Cash Value (+)		“Greater of” death benefit		GIB benefit base		Next Year’s Annual withdrawal amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%		6%
65	0	40,000	40,000	60,000	60,000	92,000	92,000	60,000	60,000	60,000	60,000		0		0
66	1	38,912	41,312	57,296	60,896	88,208	94,208	62,400	62,400	62,400	62,400		2,496		2,496
67	2	37,854	42,667	54,614	61,776	85,467	97,444	64,896	64,896	64,896	64,896		2,596		2,596
68	3	36,824	44,067	51,950	62,638	82,774	100,704	67,492	67,492	67,492	67,492		2,700		2,700
69	4	35,822	45,512	49,302	63,478	80,124	103,990	70,192	70,192	70,192	70,192		2,808		2,808
70	5	34,848	47,005	46,667	64,293	81,515	111,298	72,999	72,999	72,999	72,999		2,920		2,920
71	6	33,900	48,546	44,044	65,082	77,944	113,628	75,919	75,919	75,919	75,919		3,037		3,037
72	7	32,978	50,139	41,430	65,840	74,408	115,979	78,956	78,956	78,956	78,956		3,158		3,158
73	8	32,081	51,783	38,821	66,565	70,902	118,348	82,114	82,114	82,114	82,114		3,285		3,285
74	9	31,208	53,482	36,217	67,252	67,425	120,734	85,399	85,399	85,399	85,399		3,416		3,416
75	10	30,360	55,236	33,613	67,898	63,972	123,134	88,815	88,815	88,815	88,815		3,553		3,553
80	15	26,419	64,909	20,516	70,363	46,935	135,272	108,057	108,057	108,057	108,057		4,322		4,322
85	20	23,013	76,275	7,032	71,086	30,045	147,361	131,467	131,467	131,467	131,467		5,259		5,259
90	25	20,045	89,633	0	70,091	20,045	159,724	0	131,467	0	159,950	*$	7,394		6,398
95	30	17,459	105,329	0	67,283	17,459	172,611	0	131,467	0	194,604		7,394	**$	11,676
(+)	The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*	Payments of $7,394 will continue as lifetime payments
**	Payments of at least $11,676 will continue as lifetime payments

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The Protection With Investment Performance Account Value, Investment Performance Account Value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED BENEFITS

Variable Deferred Annuity

Retirement Cornerstone - Series CP®

$100,000 single contribution and no withdrawals

Male, issue age 65

Benefits:

“Greater of” death benefit

Guaranteed income benefit

								Protect		Guarantee

Age	Contract Year	Investment Performance account value		Protection With Investment Performance account value		Cash Value (+)		“Greater of” death benefit		GIB benefit base		Next Year’s Annual withdrawal amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%		6%
65	0	41,600	41,600	62,400	62,400	96,000	96,000	60,000	60,000	60,000	60,000		0		0
66	1	40,510	43,006	59,698	63,432	92,208	98,438	62,400	63,423	62,400	62,400		2,496		2,496
67	2	39,449	44,460	57,014	64,464	88,463	100,924	64,896	64,896	64,896	64,896		2,596		2,596
68	3	38,415	45,962	54,347	65,483	85,762	104,445	67,492	67,492	67,492	67,492		2,700		2,700
69	4	37,409	47,516	51,692	66,487	83,101	108,003	70,192	70,192	70,192	70,192		2,808		2,808
70	5	36,429	49,122	49,049	67,474	80,478	111,596	72,999	72,999	72,999	72,999		2,920		2,920
71	6	35,474	50,782	46,415	68,440	77,889	115,222	75,919	75,919	75,919	75,919		3,037		3,037
72	7	34,545	52,499	43,787	69,383	75,332	118,882	78,956	78,956	78,956	78,956		3,158		3,158
73	8	33,640	54,273	41,163	70,300	72,802	122,573	82,114	82,114	82,114	82,114		3,285		3,285
74	9	32,758	56,108	38,540	71,187	70,298	126,295	85,399	85,399	85,399	85,399		3,416		3,416
75	10	31,900	58,004	35,916	72,041	67,816	130,045	88,815	88,815	88,815	88,815		3,553		3,553
80	15	27,934	68,492	22,687	75,671	50,621	144,163	108,057	108,057	108,057	108,057		4,322		4,322
85	20	24,432	80,877	9,024	77,791	33,455	158,668	131,467	131,467	131,467	131,467		5,259		5,259
90	25	21,391	95,501	0	78,462	21,391	173,963	0	131,467	0	159,950	*$	7,690		6,398
95	30	18,728	112,769	0	77,630	18,728	190,399	0	131,467	0	194,604		7,690	**$	11,676
(+)	The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*	Payments of $7,690 will continue as lifetime payments
**	Payments of at least $11,676 will continue as lifetime payments

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The Protection With Investment Performance Account Value, Investment Performance Account Value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED BENEFITS

Variable Deferred Annuity

Retirement Cornerstone® - Series C

$100,000 single contribution and no withdrawals

Male, issue age 65

Benefits:

“Greater of” death benefit

Guaranteed income benefit

								Protect		Guarantee

Age	Contract Year	Investment Performance account value		Protection with Investment Performance account value		Cash Value (+)		“Greater of” death benefit		GIB benefit base		Next Year’s Annual withdrawal amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%		6%
65	0	40,000	40,000	60,000	60,000	100,000	100,000	60,000	60,000	60,000	60,000		0		0
66	1	38,892	41,292	57,266	60,866	96,158	102,158	62,400	62,400	62,400	62,400		2,496		2,496
67	2	37,815	42,626	54,556	61,715	92,371	104,341	64,896	64,896	64,896	64,896		2,596		2,596
68	3	36,767	44,003	51,866	62,543	88,633	106,546	67,492	67,492	67,492	67,492		2,700		2,700
69	4	35,749	45,424	49,194	63,349	84,943	108,772	70,192	70,192	70,192	70,192		2,808		2,808
70	5	34,759	46,891	46,538	64,128	81,297	111,019	72,999	72,999	72,999	72,999		2,920		2,920
71	6	33,796	48,406	43,895	64,879	77,691	113,285	75,919	75,919	75,919	75,919		3,037		3,037
72	7	32,860	49,969	41,262	65,598	74,122	115,567	78,956	78,956	78,956	78,956		3,158		3,158
73	8	31,949	51,583	38,638	66,281	70,587	117,864	82,114	82,114	82,114	82,114		3,285		3,285
74	9	31,064	53,249	36,018	66,925	67,082	120,174	85,399	85,399	85,399	85,399		3,416		3,416
75	10	30,204	54,969	33,401	67,526	63,605	122,496	88,815	88,815	88,815	88,815		3,553		3,553
80	15	26,216	64,439	20,263	69,739	46,479	134,178	108,057	108,057	108,057	108,057		4,322		4,322
85	20	22,777	75,540	6,775	70,158	29,552	145,698	131,467	131,467	131,467	131,467		5,259		5,259
90	25	19,788	88,554	0	68,804	19,788	157,358	0	131,467	0	159,950	*$	7,394		6,398
95	30	17,191	103,810	0	65,574	17,191	169,384	0	131,467	0	194,604		7,394	**$	11,676
(+)	The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*	Payments of $7,394 will continue as lifetime payments
**	Payments of at least $11,676 will continue as lifetime payments

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The Protection With Investment Performance Account Value, Investment Performance Account Value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED BENEFITS

Variable Deferred Annuity

Retirement Cornerstone® - Series ADV

$100,000 single contribution and no withdrawals

Male, issue age 65

Benefits:

“Greater of” death benefit

Guaranteed minimum income benefit

								Protect		Guarantee

Age	Contract Year	Investment Performance account value		Protection with Investment Performance account value		Cash Value (+)		“Greater of” death benefit		GIB benefit base		Next Year’s Annual withdrawal amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%		6%
65	0	40,000	40,000	60,000	60,000	100,000	100,000	60,000	60,000	60,000	60,000		0		0
66	1	39,312	41,712	57,896	61,496	97,208	103,208	62,400	62,400	62,400	62,400		2,496		2,496
67	2	38,636	43,497	55,778	63,012	94,413	106,510	64,896	64,896	64,896	64,896		2,596		2,596
68	3	37,971	45,359	53,642	64,547	91,613	109,906	67,492	67,492	67,492	67,492		2,700		2,700
69	4	37,318	47,300	51,487	66,098	88,806	113,398	70,192	70,192	70,192	70,192		2,808		2,808
70	5	36,676	49,325	49,313	67,666	85,989	116,991	72,999	72,999	72,999	72,999		2,920		2,920
71	6	36,045	51,436	47,116	69,248	83,161	120,684	75,919	75,919	75,919	75,919		3,037		3,037
72	7	35,426	53,637	44,895	70,843	80,320	124,481	78,956	78,956	78,956	78,956		3,158		3,158
73	8	34,816	55,933	42,648	72,450	77,464	128,383	82,114	82,114	82,114	82,114		3,285		3,285
74	9	34,217	58,327	40,373	74,066	74,590	132,393	85,399	85,399	85,399	85,399		3,416		3,416
75	10	33,629	60,823	38,067	75,689	71,696	136,512	88,815	88,815	88,815	88,815		3,553		3,553
80	15	30,835	75,002	26,013	83,828	56,847	158,831	108,057	108,057	108,057	108,057		4,322		4,322
85	20	28,242	92,487	12,853	91,713	41,095	184,200	131,467	131,467	131,467	131,467		5,259		5,259
90	25	25,893	114,047	0	99,631	25,893	213,679	0	131,467	159,950	159,950		7,998		6,398
95	30	23,739	140,634	0	107,825	23,739	248,459	0	131,467	0	194,604	*$	7,998	**$	11,676
(+)	The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*	Payments of $7,998 will continue as lifetime payments
**	Payments of at least $11,676 will continue as lifetime payments

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The Protection With Investment Performance Account Value, Investment Performance Account Value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.